Fair Value Measurements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments, Policy
We classify financial assets and liabilities according to the fair value hierarchy. Financial assets and liabilities classified as level 1 instruments are valued based on quoted prices in active markets for identical assets and liabilities. Level 2 instruments are valued based on quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices, such as liquidity, that are observable for the asset or liability. These instruments include derivative instruments that are valued using market quotations from independent price reporting agencies, third-party broker quotes and price curves derived from commodity exchange postings that are corroborated with market data. Level 3 instruments are valued based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial Instruments

The carrying value of certain of our financial instruments, including cash and cash equivalents, receivables, accounts payable and certain accrued liabilities approximate fair value primarily because of the short-term maturities of these instruments. The borrowings under the Tesoro Corporation revolving credit facility (our “Revolving Credit Facility”), the TLLP Revolving Credit Facility and our term loan credit facility agreement (the “Term Loan Facility”), which include variable interest rates, approximate fair value. We estimate the fair value for our debt primarily using prices from recent trade activity.

We classify financial assets and liabilities according to the fair value hierarchy. Financial assets and liabilities classified as level 1 instruments are valued based on quoted prices in active markets for identical assets and liabilities. Level 2 instruments are valued based on quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices, such as liquidity, that are observable for the asset or liability. These instruments include derivative instruments that are valued using market quotations from independent price reporting agencies, third-party broker quotes and price curves derived from commodity exchange postings that are corroborated with market data. Level 3 instruments are valued based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. We do not have any financial assets or liabilities classified as level 3 at December 31, 2014 or December 31, 2013.

Our financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. Additionally, our financial liabilities include obligations for Renewable Identification Numbers (“RINs”) and cap and trade emission credits for the state of California (together with RINs, our “Environmental Credit Obligations”). See Note 11 for further information on our derivative instruments.